Contingent Liabilities and Financial Commitments - Product Liability Outside the United States - Additional Information (Details) £ in Millions, $ in Millions, ₩ in Billions, ₦ in Trillions												1 Months Ended						12 Months Ended
	Dec. 31, 2016 CAD ($) Case	Sep. 30, 2016 CAD ($)	Jun. 30, 2016 CAD ($)	Mar. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Oct. 27, 2015 CAD ($)	Jun. 26, 2015 CAD ($)	May 27, 2015 CAD ($)	Nov. 06, 2007 GBP (£)	Nov. 06, 2007 NGN (₦)	Feb. 21, 2005 ClassAction Cigarette	Apr. 30, 2014 GBP (£)	Apr. 30, 2014 KRW (₩)	Jun. 30, 2012 ClassAction	Jul. 31, 2010 ClassAction Cigarette	Jun. 30, 2010 ClassAction Cigarette	Jun. 30, 2009 ClassAction	Dec. 31, 2017 CAD ($) ClassAction Market Cigarette
Disclosure Of Commitments And Contingencies [Line Items]
Case dismissed date																		Aug. 23, 2017
Nigerian Court
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value									£ 21,800.0	₦ 10.6
Lawsuit action commencement date																		Feb. 24, 2017
Federal High Court
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																		Nov. 06, 2007
Outside US
Disclosure Of Commitments And Contingencies [Line Items]
Number of markets outside US | Market																		15
Angola
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																		2016-11
Filing of response to claim																		Dec. 05, 2016
Brazil
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | ClassAction																		2
Number of active individual cases on personal injury claims | Case	69
Brazil | Souza Cruz S.A.
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																		2007-08
Case dismissed date																		Oct. 04, 2011
Kano
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit action commencement date																		May 09, 2007
Oyo
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit action commencement date																		May 30, 2007
Oyo | Nigerian Court
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit action commencement date																		Nov. 13, 2015
Lagos
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit action commencement date																		Mar. 13, 2008
Ogun
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit action commencement date																		Feb. 26, 2008
Gombe
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit action commencement date																		Oct. 17, 2008
South Korea | National Health Insurance Service
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value												£ 37.5	₩ 54
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | ClassAction																		11
Number of active individual cases on personal injury claims | Case	6
Canada | Federal Government
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																		$ 5
Plaintiffs motion for class certification hearing date																		Jun. 23, 2017
Canada | Growers Class Action
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																		$ 50
Canada | Quebec Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | ClassAction											2
Litigation settlement amount								$ 15,600
Litigation settlement provisional execution amount							$ 1,131,000
Litigation settlement guarantee amount							5,000
Security amount to be posted by parties						$ 984
Payment of security amount by parties	$ 108	$ 108	$ 108	$ 108	$ 108
Claims brought on behalf of minimum number of cigarette consumed | Cigarette											12							15
Conditions in granted by superior court as certification																		: There are currently two class actions in Quebec. On 21 February 2005, the Quebec Superior Court granted certification in two class actions against Imperial and two other domestic manufacturers. The Court certified two classes, with the class definitions being revised in the judgment rendered 27 May 2015. One class consists of residents of Quebec who (a) smoked before 20 November 1998 at least 12 packs a year of cigarettes manufactured by the Defendants; and (b) were diagnosed before 12 March 2012 with: lung cancer, or cancer (squamous cell carcinoma) of the throat, or emphysema. The group also includes the heirs of persons deceased after 20 November 1998 who meet the criteria described above. The second consists of residents of Quebec who, as of 30 September 1998, were addicted to nicotine contained in cigarettes and who in addition meet the following three criteria: (a) they started smoking before 30 September 1994 by smoking cigarettes manufactured by the Defendants; (b) between 1 September and 30 September 1998 they smoked on average at least 15 cigarettes manufactured by the Defendants on a daily basis; and (c) they still smoked an average of at least 15 cigarettes manufactured by the Defendants as of 21 February 2005, or until their death if it occurred before that date.
Canada | Quebec Class Actions | Imperial
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount								$ 10,400
Litigation settlement provisional execution amount							$ 742
Security amount to be posted by parties						$ 758
Canada | Other Canadian Smoking and Health Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | ClassAction																	4	7
British Columbia | Other Canadian Smoking and Health Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | ClassAction															2	2
Claims brought on behalf of minimum number of cigarette consumed | Cigarette															25,000	25,000
Ontario
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | ClassAction														1
Italy
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | ClassAction																1
Number of active individual cases on personal injury claims | Case	24
Chile
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases on personal injury claims | Case	7
Argentina
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases on personal injury claims | Case	7
Ireland
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases on personal injury claims | Case	2
Other Jurisdiction
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases on personal injury claims | Case	5